LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2026
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

NOTE 5: - LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2026	December 31, 2025
	Unaudited	Audited

Balance at January 1,	$3,129	$4,650
Grants received	101	106
Royalties paid	(20)	(461)
Amounts recorded in profit or loss	9	(1,166)

	$3,219	$3,129

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3%-4% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received (including accrued interest). As of June 30, 2026, the Company had received cumulative grants amounting to $9,856 (including accrued interest), of which $4,376 were repaid to date.